CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cash flows from operating activities:
Net (loss)/income		¥ 75,200	$ 10,306	¥ (550,117)	¥ (745,883)
Net loss from discontinued operations					(6,105)
Depreciation and amortization		28,952	3,966	29,641	42,213
Share-based compensation (Note 16)		22,596	3,096	30,797	70,709
Provision of allowance for inventories		17,504	2,398	6,488	3,149
(Income)/Loss from equity method investments (Note 15)		11,170	1,531	3,130	(462)
Allowance for expected credit losses		3,814	523	9,103	6,863
Impairment of long-term investments (Note 15)				43,740	10,300
Unrealized exchange (gains)/losses		167	23	(1,683)	(952)
Fair value changes of short-term investments		(1,171)	(160)	109	(626)
Others		5,197	712	5,418	6,685
Changes in operating assets and liabilities:
Accounts receivable		(68,452)	(9,378)	44,030	(163,475)
Inventories		24,822	3,401	8,705	20,002
Prepayment and other current assets		2,127	291	18,263	9,173
Amounts due from NetEase Group		(53,394)	(7,315)	(18,229)	(1,696)
Operating lease right-of-use assets		38,222	5,236	39,439	33,906
Other assets		6,927	949	551	(11,860)
Contract liabilities		(91,598)	(12,549)	(14,663)	9,281
Accounts payables		(13,851)	(1,898)	(123,355)	121,348
Payroll payable		(18,159)	(2,488)	16,339	19,468
Taxes payable		(15,178)	(2,079)	1,536	(2,415)
Accrued liabilities and other payables		57,190	7,834	35,864	75,843
Amounts due to NetEase Group		(60,433)	(8,279)	13,621	(14,232)
Long-term lease liabilities		(41,465)	(5,681)	(44,354)	(23,642)
Other non-current liabilities		1,875	257	7,482	(1,214)
Net cash used in continuing operating activities		(67,912)	(9,304)	(438,145)	(531,412)
Net cash used in discontinued operating activities					(71,711)
Net cash used in operating activities		(67,900)	(9,304)	(438,145)	(603,123)
Cash flows from investing activities:
Purchases of short-term investments		(25,000)	(3,425)	(110,000)	(1,258,223)
Proceeds of maturities of short-term investments		34,955	4,789	270,195	1,530,528
Placements of time deposits		(282)	(39)	(277)	(273)
Proceeds from maturities of time deposits		559	77	273	268
Cash paid for business combinations, net of cash acquired				(4,218)
Loans to third parties and other related parties		(13,100)	(1,794)	(31,405)	(36,500)
Repayment of loans from third parties		19,607	2,686	25,000	10,500
Purchase of intangible assets					(1,100)
Purchases of property, equipment and software		(11,789)	(1,615)	(17,850)	(68,657)
Proceeds from disposal of property, equipment and software		659	90	1,355	1,418
Payment for long-term investments		(19,194)	(2,630)	(7,500)	(52,138)
Net cash provided by/(used in) investing activities	[1]	(13,585)	(1,861)	125,573	125,823
Cash flows from financing activities:
Proceeds from long-term loans from NetEase Group		487,971	66,852	99,289	225,941
Repayment of long-term loans from NetEase Group		(214,038)	(29,323)
Repurchase of ADSs		(62,300)	(8,535)	(127,543)	(50,700)
Proceeds from issuance of ordinary shares pursuant to incentive plan		16,879	2,312	9,312	9,408
Net cash provided by/(used in) financing activities	[1]	228,512	31,306	(18,942)	184,649
Effect of exchange rate changes on cash, cash equivalents and restricted cash		(2,457)	(336)	1,961	4,588
Net (decrease)/increase in cash, cash equivalents and restricted cash		144,558	19,805	(329,553)	(288,063)
Cash, cash equivalents and restricted cash at the beginning of the year		454,931	62,325	784,484	1,072,547
Cash, cash equivalents and restricted cash at the end of the year		599,489	82,130	454,931	784,484
Supplemental disclosures of cash flow information:
Cash paid for income tax expenses		11,674	1,599	12,723	9,415
Cash paid for interest expense		94,197	12,905	63,358	39,412
Non-cash investing and financing activities:
Changes in accrued liabilities and other payables related to property, equipment and software addition		692	95	2,556	5,690
Receivable from agent for issuance of ordinary shares pursuant to incentive plan					693
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents		592,721	81,202	454,536	783,611
Restricted cash		3,567	489	395	873
Non-current restricted cash	[2]	3,201	439
Cash, cash equivalents and restricted cash at the end of the year		¥ 599,489	$ 82,130	¥ 454,931	¥ 784,484

[1]	There was no investing and financing activities from discontinued operations.
[2]	Non-current restricted cash is included in other assets, net in the consolidated balance sheets.